Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$ 53,182	$ 79,267
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	12,927,717	4,356,665
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	12,927,717	4,356,665
Net loss per share attributable to ordinary shareholders, basic	$ 4.11	$ 18.19
Net loss per share attributable to ordinary shareholders, diluted	$ 4.11	$ 18.19